INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Total current tax expense (benefit)	$ 928	$ 583	$ 255
Total deferred tax expense (benefit)	(1,277)	(151)	731
Total income tax expense (benefit)	$ (349)	$ 432	$ 986